Trade and other payables	6 Months Ended
Jun. 30, 2021
Trade and other payables
Trade and other payables

18.    Trade and other payables

	As of June 30,	As of December 31,
	2021	2020
	(Unaudited)
Current
Suppliers	7,207,899	6,491,909
Partner's advances	967,790	497,898
Withholding tax	483,709	462,429
Dividends payable (1)	356,344	223,571
Insurance and reinsurance	157,258	240,803
Deposits received from third parties	67,819	84,436
Related parties (Note 28)	56,868	72,316
Hedging operations (2)	47,203	6,405
Agreements in transport contracts	29,802	37,941
Various creditors	385,401	331,333
	9,760,093	8,449,041
Non-current
Deposits received from third parties	527	1,109
Various creditors	15,809	19,955
	16,336	21,064

(1)	Corresponds to dividends declared by Oleoducto de los Llanos Orientales S.A. COP$73,587, Oleoducto Bicentenario de Colombia S.A.S COP$212,724, Oleoducto Central S.A. COP$34,502, Inversiones de Gases de Colombia S.A. COP$31,816 and Ecopetrol S.A. COP$3,716 and payable to third parties.
(2)	Corresponds to the payable account for the settlement of swap contracts acquired to hedge the risk of crude export prices.

The carrying amounts of trade and other payables approximate their fair value, due to its short-term nature.